FORM D

04047138

PROCESSED
OCT 19 2004
THOMSON FINANCIAL

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

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720671

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (check if this is an amendment and name has changed, and indicate change.)
Halifax Corporation: Common Stock and Promissory Notes

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Halifax Corporation

Address of Executive Offices (Number and Street, City, State, Zip Code): 5250 Cherokee Avenue, Alexandria, VA 22312
Telephone Number (Including Area Code): (703) 750-2202

Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices): Same as Executive Offices
Telephone Number (Including Area Code): (703) 750-2202

Brief Description of Business: The Issuer is an enterprise maintenance solutions company providing a wide range of technology services to commercial and government customers throughout the United States.

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

	Month	Year	
Actual or Estimated Date of Incorporation or Organization:	03	1967	☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) VA

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply:	☐ Promoter	☒ Beneficial Owner	☐ Executive Officer	☐ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual)					
Estate of Arch C. Scurlock					
Business or Residence Address (Number and Street, City, State, Zip Code)					
1753 Army Navy Drive, Arlington, VA 22202					
Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual)					
Scurlock, Jr., Arch C.					
Business or Residence Address (Number and Street, City, State, Zip Code)					
5250 Cherokee Avenue, Alexandria, VA 22312					
Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual)					
Grover, John H.					
Business or Residence Address (Number and Street, City, State, Zip Code)					
1600 Anderson Road, Suite 200, McLean, VA 22102					
Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☒ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual)					
McNew, Charles L.					
Business or Residence Address (Number and Street, City, State, Zip Code)					
5250 Cherokee Avenue, Alexandria, VA 22312					
Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual)					
Hewitt, Thomas L.					
Business or Residence Address (Number and Street, City, State, Zip Code)					
5250 Cherokee Avenue, Alexandria, VA 22312					
Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual)					
Toups, John M.					
Business or Residence Address (Number and Street, City, State, Zip Code)					
5250 Cherokee Avenue, Alexandria, VA 22312					
Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual)					
Young, Daniel R.					
Business or Residence Address (Number and Street, City, State, Zip Code)					
5250 Cherokee Avenue, Alexandria, VA 22312					
Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual)					
Sciacca, Joseph					
Business or Residence Address (Number and Street, City, State, Zip Code)					
5250 Cherokee Avenue, Alexandria, VA 22312					

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual)					
Foley, Hugh M.					
Business or Residence Address (Number and Street, City, State, Zip Code)					
5250 Cherokee Avenue, Alexandria, VA 22312					
Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual)					
Sherwood, IV, James L.					
Business or Residence Address (Number and Street, City, State, Zip Code)					
5250 Cherokee Avenue, Alexandria, VA 22312					
Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual)					
Scott, Jonathan L.					
Business or Residence Address (Number and Street, City, State, Zip Code)					
5250 Cherokee Avenue, Alexandria, VA 22312					
Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual)					
Ryles, Gerald F.					
Business or Residence Address (Number and Street, City, State, Zip Code)					
5250 Cherokee Avenue, Alexandria, VA 22312					
Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual)					
Whiteside, L.L.					
Business or Residence Address (Number and Street, City, State, Zip Code)					
5250 Cherokee Avenue, Alexandria, VA 22312					

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? .... Yes ____ No _X_

   Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... No minimum investment

3. Does the offering permit joint ownership of a single unit? .... Yes _X_ No ____

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. **None**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers **Not Applicable**

(Check "All States" or check individual States) .... ☐ All States

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C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☒ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0.00	$ 0.00
Equity	$ *	$ *
☒ Common Stock and Promissory Notes ☐ Preferred		
Convertible Securities (including warrants):	$ 0.00	$ 0.00
Partnership Interests	$ 0.00	$ 0.00
Other -	$ 0.00	$ 0.00
Total	$ *	$ *

Answer also in Appendix, Column 3, if filing under ULOE.

*No cash proceeds were realized. The subject offering involved the exchange of securities in a merger transaction where all of the issued and outstanding securities of the acquired corporation were exchanged for (i) 235,294 shares of Halifax's common stock having an aggregate value of $1,200,000; cash in an amount equal to $200,000; and notes in an aggregate original principal amount of $500,000 with an interest rate of 6% per annum of which $100,000 of the aggregate principal amount has a term of 90 days and $400,000 has a term of 18 months, and (ii) a contingent earnout payment pursuant to which an additional $150,000 in cash or in Halifax common stock is payable over the next 12 months if certain agreed upon financial targets are met.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	4	$ *
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Not Applicable

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0.00
Printing and Engraving Costs	☐	$ 0.00
Legal Fees	☒	$ 100,000.00
Accounting Fees	☒	$ 20,000.00
Engineering Fees	☐	$ 0.00
Sales Commissions (specify finders' fees separately)	☐	$ 0.00
Other Expense (Identify) Finder's Fee	☒	$ 200,000.00
Total	☒	$ 320,000.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer"............................ ☒ $ *

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

	Payment to Officers, Directors, & Affiliates	Payment To Others
Salaries and fees	☐ $ 0.00	☐ $ 0.00
Purchase of real estate	☐ $ 0.00	☐ $ 0.00
Purchase, rental or leasing and installation of machinery and equipment	☐ $ 0.00	☐ $ 0.00
Construction or leasing of plant buildings and facilities	☐ $ 0.00	☐ $ 0.00
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ 0.00	☐ $ 0.00
Repayment of indebtedness	☐ $ 0.00	☐ $ 0.00
Working capital and General Corporate Purposes	☐ $ 0.00	☐ $ 0.00
Other (specify):	☐ $ 0.00	☐ $ 0.00
Column Totals	☐ $ 0.00	☐ $ 0.00
Total Payments Listed (column totals added)	☐ $ *	

* No cash proceeds were realized. The subject offering involved the exchange of securities in a merger transaction where all of the issued and outstanding securities of the acquired corporation were exchanged for (i) 235,294 shares of Halifax's common stock having an aggregate value of $1,200,000; cash in an amount equal to $200,000; and notes in an aggregate original principal amount of $500,000 with an interest rate of 6% per annum of which $100,000 of the aggregate principal amount has a term of 90 days and $400,000 has a term of 18 months, and (ii) a contingent earnout payment pursuant to which an additional $150,000 in cash or in Halifax common stock is payable over the next 12 months if certain agreed upon financial targets are met.

D. FEDERAL SIGNATURE

The issuer had duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Halifax Corporation	[signature]	10/5/2004
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Joseph Sciacca	Chief Financial Officer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

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